UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2007

                       Virginia Money Market Fund



[LOGO OF USAA]
   USAA(R)

                                  USAA VIRGINIA
                                     MONEY MARKET Fund

                                   [GRAPHIC OF USAA VIRGINIA MONEY MARKET FUND]

                       S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2007

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   1

MANAGER'S COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          6

FINANCIAL INFORMATION

    Portfolio of Investments                                                11

    Notes to Portfolio of Investments                                       18

    Financial Statements                                                    19

    Notes to Financial Statements                                           22

EXPENSE EXAMPLE                                                             30

ADVISORY AGREEMENT                                                          32

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                           "

                                            IN MY OPINION, INCOME TAXES FOR
[PHOTO OF CHRISTOPHER W. CLAUS]        INDIVIDUALS AND BUSINESSES COULD INCREASE
                                          AFTER THE 2008 PRESIDENTIAL ELECTION.

                                                           "

                                                                    October 2007
--------------------------------------------------------------------------------

         Tax-exempt securities are looking better and better. Yes, they have always appealed to investors because of the tax-free income they provide. But they may become even more attractive in the years ahead as our nation grapples with its financial challenges and the federal government seeks additional sources of revenue to deal with them.

         The United States remains engaged in an expensive war on terrorism, which has created hardships for many military families and stretched the national budget. Meanwhile, baby boomers are reaching retirement age without adequate savings, putting the Social Security system at risk. At some point, the government's funding needs - for the war, Social Security, Medicare, and other pressing concerns - will likely require additional revenue. In my opinion, income taxes for individuals and businesses could increase after the 2008 presidential election. A hike in taxes on capital gains and dividend payments is also possible.

         Tax-exempt investments may be desirable for two other reasons - inflation and interest rates. Inflation remains the Federal Reserve Board's (the Fed's) primary concern; as of this writing, it is running within the Fed's so-called "comfort zone" of 2% or less, even though oil prices are at record levels. If economic growth continues to moderate, inflationary pressures may dissipate, an outcome that seems likely given the downturn in the residential housing market.

         Under these circumstances, I encourage our members to at least match their investments with their investment horizons, locking in the higher yields of longer maturity funds wherever possible. For taxpayers in the 25% or higher marginal tax brackets, tax-exempt securities may be

2

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         from the PRESIDENT

         particularly valuable because their interest income is free from federal taxes and, in some cases, state taxes.

         At USAA Investment Management Company, we continue to be pleased with the performance of our tax-exempt bond funds, all of which are four- and five-star rated by Morningstar. Even though our municipal funds had no direct exposure to subprime lending and their credit ratings remained secure, their prices were affected by problems among subprime lenders, borrowers, and mortgage holders. In the turmoil, many investors fled to quality, increasing demand for U.S. Treasury securities at the expense of all other asset classes. By mid-August, municipal bonds were a bargain.

         Our funds - like the bond market as a whole - rebounded sharply after the Fed cut the discount rate on August 7, then followed up by cutting the federal funds rate by one-half a percentage point on September 18. We expect the Fed to reduce short-term interest rates further. In recognition of this possibility, we believe 10-year Treasury yields should continue trading at around 4.5% over the next 12 months.

         From all of us here, thank you for your business. We will continue working hard to provide you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         As interest rates rise, existing bond prices fall. o Some income may be subject to state or local taxes or the federal alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                           MORNINGSTAR RATINGS(TM)                                  # funds
                         For period ending 9/30/2007                                   in       # funds    # funds
USAA                                                            Morningstar         Overall/       in         in
Fund Name                 Overall   3-Year   5-Year   10-Year   Category             3-Year      5-Year    10-Year
------------------------------------------------------------------------------------------------------------------
CALIFORNIA BOND           ****       4        4        4        Muni California        151        141        116
                                                                  Long

FLORIDA TAX-FREE          ****       4        4        4        Muni Florida            49         49         46
  INCOME

NEW YORK BOND             ****       4        4        5        Muni New York          108        103         85
                                                                  Long

TAX EXEMPT                *****      4        5        5        Muni National          256        245        189
  LONG-TERM                                                       Long

TAX EXEMPT                *****      5        5        5        Muni National          244        213        128
  INTERMEDIATE-TERM                                               Intermediate

TAX EXEMPT                ****       4        4        4        Muni National          129         91         60
  SHORT-TERM                                                      Short

VIRGINIA BOND             *****      5        5        5        Muni Single State      312        291        243
                                                                  Intermediate
------------------------------------------------------------------------------------------------------------------

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8181 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF REGINA G. SHAFER]      REGINA G. SHAFER, CFA
                                 USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2007, TO SEPTEMBER 30, 2007?

         Your tax-exempt USAA Virginia Money Market Fund performed well for the six-month period. For that time period, the Fund ranked 42 out of 186 state-specific tax-exempt money market funds, according to iMoneyNet, Inc. The Fund had a return of 1.64%, above the average return for the category of 1.56%, and ranked 4 out of 8 Virginia tax-exempt money funds, where the average return was 1.57%. Rankings are based on six-month net compound unannualized returns.

WHAT WERE THE MARKET CONDITIONS?

         For most of the period, the Federal Reserve Board (the Fed) held the federal funds rate (the rate charged to banks for overnight loans) steady at 5.25%. Then in September, it cut the rate to 4.75%, partly to ease market concerns about problems in the subprime mortgage sector.

         Municipal notes trended upward at the beginning of the period, moving back down in September in response to credit concerns and the Fed ease. According to the Bond Buyer One-Year Note Index, the yield on a one-year note rose from 3.56% in April to 3.71% in June, before falling to 3.42% at the end of September. The SIFMA Municipal Swap Index, the index of seven-day variable-rate demand

         REFER TO PAGE 7 FOR BENCHMARK DEFINITION.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         THE BOND BUYER ONE-YEAR NOTE INDEX IS BASED ON ESTIMATED YIELDS FOR THEORETICAL NEW ONE-YEAR NOTE ISSUES FROM 10 STATE AND LOCAL ISSUERS:
         CALIFORNIA, COLORADO, IDAHO, LOS ANGELES COUNTY, MICHIGAN, NEW JERSEY, NEW YORK CITY, PENNSYLVANIA, TEXAS, AND WISCONSIN. THE INDEX IS AN UNWEIGHTED AVERAGE OF THE AVERAGE ESTIMATED BID-SIDE YIELDS FOR THE 10 ISSUES.

         THE SECURITIES INDUSTRY AND FINANCIAL MARKETS ASSOCIATION (SIMFA) MUNICIPAL SWAP INDEX, PRODUCED BY MUNICIPAL MARKET DATA, IS A SEVEN-DAY HIGH-GRADE MARKET INDEX COMPRISED OF TAX-EXEMPT VARIABLE-RATE DEMAND OBLIGATIONS FROM MUNICIPAL MARKET DATA'S EXTENSIVE DATABASE.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         notes (VRDNs), averaged 3.74% during the six months, ending the period at 3.84%.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

         We continued to invest a large portion of our portfolio in VRDNs. The VRDNs that the Fund currently invests in have a demand feature that allows us to sell the bonds at par (100% of face value) with seven-day notice or less. They also have interest rates that reset at least weekly. As interest rates in the market rise, we use VRDNs to seek to capture higher yields quickly and efficiently. Before the rate cut, we purchased a few fixed-rate instruments to lock in yields. As always, the Fund avoids issues subject to the alternative minimum tax (AMT) for individuals to seek to provide our shareholders with as much tax-exempt income as possible.

WHAT ARE THE CONDITIONS IN THE COMMONWEALTH OF VIRGINIA?

         Virginia is characterized by a strong, broad-based economy and lower-than-average debt ratios. Although the commonwealth's housing market is experiencing a slowdown, it has been mitigated by an unemployment rate well below the national level and per-capita personal income growth above the national average. With ample reserves and a history of conservative financial management, Virginia is one of the few states that all three credit-rating agencies rate AAA.

WHAT IS THE OUTLOOK?

         The Fed will be keeping a close eye on the economy and may consider additional rate cuts if there is a continued slowdown in the housing market and lower employment numbers. In the meantime, we plan to use any increases in short-term interest rates as an opportunity to seek to improve the tax-exempt dividend distribution of your Fund.

         As always, we will continue working hard on your behalf. Thank you for your confidence and trust in us.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA VIRGINIA MONEY MARKET FUND (Ticker Symbol: UVAXX)

OBJECTIVE
--------------------------------------------------------------------------------

         High level of current interest income that is exempt from federal and Virginia state income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests in high-quality Virginia tax-exempt securities with maturities of 397 days or less.

--------------------------------------------------------------------------------
                                            9/30/07                   3/31/07
--------------------------------------------------------------------------------
Net Assets                              $233.6 Million            $221.0 Million
Net Asset Value Per Share                   $1.00                     $1.00

--------------------------------------------------------------------------------
                                            9/30/07                   3/31/07
--------------------------------------------------------------------------------
Dollar-Weighted Average
   Portfolio Maturity                       24 Days                   19 Days

         DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 9/30/07
--------------------------------------------------------------------------------

3/31/07 TO 9/30/07       1 YEAR        5 YEARS        10 YEARS       7-DAY YIELD
      1.64%*              3.20%          1.80%          2.26%            3.35%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                     7-DAY YIELD COMPARISON

               [CHART OF 7-DAY YIELD COMPARISON]

                       USAA VIRGINIA MONEY              IMONEYNET
                           MARKET FUND                   AVERAGE
                       -------------------              ---------
09/25/06                      3.13%                       2.96%
10/30/06                      3.01                        2.86
11/27/06                      3.10                        2.94
12/26/06                      3.33                        3.06
01/29/07                      3.08                        2.92
02/26/07                      3.15                        2.97
03/26/07                      3.12                        2.96
04/30/37                      3.31                        3.17
05/29/07                      3.38                        3.13
06/25/07                      3.36                        3.04
07/30/07                      3.18                        2.96
08/27/07                      3.33                        3.16
09/24/07                      3.35                        3.10

                          [END CHART]

         DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 9/24/07.

        The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. State Specific SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

        PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

--------------------------------------------
              TOP 10 INDUSTRIES
              (% of Net Assets)
--------------------------------------------

Education                              16.8%

Water/Sewer Utility                    16.8%

Hospital                               11.3%

Special Assessment/Tax/Fee              7.4%

Nursing/CCRC                            7.0%

General Obligation                      6.5%

Diversified Banks                       4.6%

Airport/Port                            4.3%

Aerospace & Defense                     3.7%

Appropriated Debt                       3.4%

    YOU WILL  FIND A  COMPLETE  LIST OF  SECURITIES  THAT THE FUND OWNS ON PAGES
    11-17.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  PORTFOLIO MIX
                     9/30/07

                          [PIE CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes               87.0%
Put Bonds                                10.2%
Fixed-Rate Instruments                    2.0%

                 [END CHART]

         PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                        CUMULATIVE PERFORMANCE OF $10,000

    [CHART OF CUMULATIVE PERFORMANCE]

                             USAA VIRGINIA
                           MONEY MARKET FUND
                           -----------------
09/30/97                      $10,000.00
10/31/97                       10,027.82
11/30/97                       10,054.12
12/31/97                       10,085.15
01/31/98                       10,111.44
02/28/98                       10,135.00
03/31/98                       10,162.31
04/30/98                       10,191.22
05/31/98                       10,218.54
06/30/98                       10,247.89
07/31/98                       10,274.32
08/31/98                       10,300.32
09/30/98                       10,326.95
10/31/98                       10,352.15
11/30/98                       10,377.13
12/31/98                       10,402.07
01/31/99                       10,423.87
02/28/99                       10,441.68
03/31/99                       10,465.37
04/30/99                       10,488.73
05/31/99                       10,513.11
06/30/99                       10,540.10
07/31/99                       10,563.79
08/31/99                       10,589.47
09/30/99                       10,615.19
10/31/99                       10,640.02
11/30/99                       10,670.50
12/31/99                       10,701.73
01/31/00                       10,729.35
02/29/00                       10,756.64
03/31/00                       10,786.91
04/30/00                       10,816.35
05/31/00                       10,858.39
06/30/00                       10,892.27
07/31/00                       10,925.71
08/31/00                       10,960.19
09/30/00                       10,993.69
10/31/00                       11,031.64
11/30/00                       11,067.27
12/31/00                       11,100.62
01/31/01                       11,130.41
02/28/01                       11,158.75
03/31/01                       11,184.67
04/30/01                       11,216.59
05/31/01                       11,244.66
06/30/01                       11,267.22
07/31/01                       11,289.63
08/31/01                       11,308.20
09/30/01                       11,323.55
10/31/01                       11,341.05
11/30/01                       11,354.23
12/31/01                       11,364.28
01/31/02                       11,373.00
02/28/02                       11,380.69
03/31/02                       11,388.92
04/30/02                       11,398.46
05/31/02                       11,409.45
06/30/02                       11,417.42
07/31/02                       11,425.67
08/31/02                       11,434.72
09/30/02                       11,443.54
10/31/02                       11,454.75
11/30/02                       11,464.93
12/31/02                       11,472.86
01/31/03                       11,479.33
02/28/03                       11,485.75
03/31/03                       11,493.37
04/30/03                       11,500.59
05/31/03                       11,508.91
06/30/03                       11,515.02
07/31/03                       11,519.29
08/31/03                       11,523.35
09/30/03                       11,527.92
10/31/03                       11,533.34
11/30/03                       11,538.65
12/31/03                       11,544.65
01/31/04                       11,549.66
02/29/04                       11,554.13
03/31/04                       11,558.85
04/30/04                       11,564.63
05/31/04                       11,569.86
06/30/04                       11,575.43
07/31/04                       11,581.27
08/31/04                       11,587.93
09/30/04                       11,596.56
10/31/04                       11,607.93
11/30/04                       11,619.05
12/31/04                       11,631.77
01/31/05                       11,643.67
02/28/05                       11,656.68
03/31/05                       11,672.04
04/30/05                       11,691.55
05/31/05                       11,714.01
06/30/05                       11,732.68
07/31/05                       11,750.82
08/31/05                       11,770.46
09/30/05                       11,791.97
10/31/05                       11,812.41
11/30/05                       11,835.70
12/31/05                       11,863.70
01/31/06                       11,887.48
02/28/06                       11,912.00
03/31/06                       11,940.58
04/30/06                       11,967.31
05/31/06                       11,997.62
06/30/06                       12,030.48
07/31/06                       12,059.71
08/31/06                       12,090.69
09/30/06                       12,121.74
10/31/06                       12,151.55
11/30/06                       12,181.98
12/31/06                       12,216.29
01/31/07                       12,245.94
02/28/07                       12,275.09
03/31/07                       12,307.93
04/30/07                       12,339.47
05/31/07                       12,374.61
06/30/07                       12,408.64
07/31/07                       12,440.55
08/31/07                       12,477.95
09/30/07                       12,508.74

               [END CHART]

         DATA FROM 9/30/97 THROUGH 9/30/07.

         The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Virginia Money Market Fund.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE FEDERAL ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT OVERVIEW.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

         The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

           (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance.

           (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank N.V., Bank of America, N.A., Bank of New York, Bear Stearns & Co., Inc., Branch Banking & Trust Co., Citibank, N.A., Citigroup, Inc., Deutsche Postbank, JPMorgan Chase Bank, N.A., JPMorgan
                   Chase & Co., Lehman Brothers Holdings, Inc., Merrill Lynch
                   & Co., Inc., Morgan Stanley, U.S. Bank, N.A., Wachovia Bank, N.A., or Wells Fargo & Co.

           (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

           (NBGA)  Principal and interest payments are
                   guaranteed by a nonbank guarantee agreement from one of the following: Lehman Brothers Holdings, Inc., Merrill Lynch & Co., Inc., or National Rural Utility Corp.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

           BAN     Bond Anticipation Note
           CP      Commercial Paper
           CRVS    Custodial Residual and Variable Securities
           EDA     Economic Development Authority
           GO      General Obligation
           IDA     Industrial Development Authority/Agency
           MERLOT  Municipal Exempt Receipts-Liquidity Optional Tender
           PCRB    Pollution Control Revenue Bond

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

       P-FLOAT       Puttable Floating Option Tax-Exempt  Receipts
       PRE           Prerefunded to a date prior to maturity
       PUTTER        Puttable Tax-Exempt Receipts
       RB            Revenue Bond
       ROC           Reset Option Certificates
       TR            Trust Receipts

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                     COUPON          FINAL
   AMOUNT   SECURITY                                            RATE       MATURITY      VALUE
----------------------------------------------------------------------------------------------
            VARIABLE-RATE DEMAND NOTES (87.0%)

            VIRGINIA (78.1%)
            Alexandria IDA RB,
  $ 3,000     Series 2005 (INS)(LIQ)(a)                         3.86%    10/01/2030   $  3,000
    4,800     Series 2006 (INS)(LIQ)(a)                         3.86     10/01/2035      4,800
    1,785   Arlington County GO, Series 2007, P-FLOAT,
              Series EC-1092 (LIQ)(a)                           3.97      3/15/2011      1,785
    3,250   Charlottesville IDA RB,
              Series 2004 (LOC - U.S. Bank, N.A.)               3.94      7/01/2010      3,250
    8,750   Chesterfield County IDA PCRB, Series 1993           4.33      8/01/2009      8,750
            Chesterfield County IDA RB,
    7,000     Series 1989 (LOC - Wachovia Bank, N.A.)           3.99      2/01/2008      7,000
   11,000     Series 2003, P-FLOAT,
              Series PT-3932 (LIQ)(NBGA)(a)                     4.04      8/15/2033     11,000
            College Building Auth. RB,
    5,765     Series 1998, PUTTER, Series 2151 (LIQ)(INS)(a)    3.92      1/01/2026      5,765
    6,000     Series 2002A, Floater Certificates,
              Series 2001-721 (LIQ)(a)                          3.91      9/01/2022      6,000
    8,240     Series 2006A, P-FLOAT, Series PZ-161 (LIQ)(a)     3.95      9/01/2028      8,240
    4,050     Series 2007B, PUTTER, Series 1958 (LIQ)(a)        3.92      8/01/2022      4,050
    8,660   Commonwealth GO, P-FLOAT,
              Series EC-1065 (LIQ)(a)                           3.95      6/01/2015      8,660
    2,500   Commonwealth Transportation Board Federal
              Highway Reimbursement Anticipation Notes,
              Series 2002, Municipal Trust,
              Series 2050 (LIQ)(a)                              3.94     10/01/2011      2,500
    3,455   Commonwealth Transportation Board RB,
              Series 1999B, PUTTER, Series 1807B (LIQ)(a)       3.92     11/15/2008      3,455
    1,500   Fairfax County IDA RB, Series 1993A,
              Floater Certificates, Series 2004-1168 (LIQ)(a)   3.91      8/15/2023      1,500
    6,080   Fairfax County Sewer RB, Series 2006, PUTTER,
              Series 1605 (LIQ)(a)                              3.92      7/15/2012      6,080
    2,250   Hampton Roads Regional Jail Auth. RB, PUTTER,
              Series 569 (LIQ)(INS)(a)                          3.92      7/01/2012      2,250
    7,240   Hanover County IDA Residential Care Facility RB,
              Series 1999 (LOC - Branch Banking & Trust Co.)    3.88      7/01/2029      7,240
    2,000   Harrisonburg Redevelopment and Housing Auth. RB,
              Series 1985, P-FLOAT,
              Series MT-323 (LIQ)(NBGA)(a)                      4.01      2/01/2026      2,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                     COUPON          FINAL
   AMOUNT   SECURITY                                            RATE       MATURITY      VALUE
----------------------------------------------------------------------------------------------
  $ 2,750   Henrico County IDA RB, Series 1986C (NBGA)          3.96%     7/15/2016   $  2,750
    6,495   Henrico County Water and Sewer System RB,
              Series 2006, ROC Trust II-R,
              Series 753PB (LIQ)(INS)(a)                        3.93      5/01/2031      6,495
      700   Loudoun County IDA RB, Series 2003A                 4.05      2/15/2038        700
      900   Montgomery County IDA RB,
              Series 2005 (LOC - Bank of America, N.A.)         4.08      6/01/2035        900
    1,840   Norfolk Redevelopment and Housing Auth. RB,
              Series 1999 (LOC - Branch Banking & Trust Co.)    3.88      3/01/2021      1,840
    1,720   Portsmouth GO, Series 2005A, ROC Trust II-R,
              Series 6054 (LIQ)(INS)(a)                         3.92      4/01/2021      1,720
            Resources Auth. RB,
    3,965     Series 2007, CRVS Floaters,
              Series 2007-1006 (LIQ)(a)                         3.92      4/01/2025      3,965
    2,360     Series 2007, Floater Certificates,
              Series 1860 (LIQ)(a)                              3.91     10/01/2029      2,360
    3,970     Series 2007, ROC Trust II-R,
              Series 11010 (LIQ)(a)                             3.92     10/01/2023      3,970
            Richmond IDA Educational Facilities RB,
    2,800     Series 2001 (LOC - SunTrust Bank)                 4.08     12/01/2031      2,800
    6,200     Series 2002 (LOC - SunTrust Bank)                 3.88      7/01/2022      6,200
    3,785   Richmond Public Utility RB,
              Series 2007A, Floater Certificates,
              Series 2006-1746 (LIQ)(INS)(a)                    3.91      1/15/2037      3,785
    2,285   Rockingham County IDA Residential
              Care Facility RB, Series 2003
              (LOC - Branch Banking & Trust Co.)                3.88     12/01/2033      2,285
    7,000   Russell 150 Community Development Auth.,
              Series 2007, P-FLOAT, Series 4392
              (LIQ)(NBGA)(a)                                    4.14      3/01/2036      7,000
   11,000   Suffolk IDA RB, Series 2006, ROC Trust II-R,
              Series 10245 (LIQ)(a)                             3.92     11/03/2011     11,000
    7,575   Univ. of Virginia RB, Series 2005,
              EAGLE Tax-Exempt Trust,
              Series 20060017 (LIQ)(a)                          3.93      6/01/2037      7,575
    3,995   Univ. of Virginia RB, ABN AMRO
              MuniTOPS Certificates Trust,
              Series 2005-48 (LIQ)(a)                           3.93      6/01/2013      3,995

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                     COUPON          FINAL
   AMOUNT   SECURITY                                            RATE       MATURITY      VALUE
----------------------------------------------------------------------------------------------
  $ 7,000   Upper Occoquan Sewer RB,
              Series 2007A, Austin Trust,
              Series 123 (LIQ)(INS)(a)                          3.92%     7/01/2029   $  7,000
    8,000   Virginia Beach Development Auth. RB,
              Series 2007A, Municipal Securities Trust
              Certificates, Series 3078 (LIQ)(a)                4.05      7/09/2015      8,000
      720   Winchester IDA RB, Series 2005B
              (LOC - Branch Banking & Trust Co.)                3.88      1/01/2010        720
                                                                                      --------
                                                                                       182,385
                                                                                      --------
            PUERTO RICO (8.9%)
    5,600   Aqueduct and Sewer Auth. BAN,
              Series 2007B, ROC Trust II-R,
              Series 10001CE (LIQ)(LOC - Citigroup, Inc.)(a)    3.92     12/27/2008      5,600
    2,220   Commonwealth Public Improvement
              Bonds of 2000 GO, MERLOT,
              Series 2000EE (INS)(LIQ)(a)                       3.90      7/01/2029      2,220
            Government Development Bank CP,
    7,300     Floater-TR, Series 2007 F5 (LIQ)(NBGA)(a)         3.90     11/16/2007      7,300
    3,456     Floater-TR, Series 2007 F6 (LIQ)(NBGA)(a)         3.90     12/14/2007      3,456
      700   Highways and Transportation Auth. RB,
              Series N, MACON Trust,
              Series 2007-325 (INS)(LIQ)(a)                     3.89      7/01/2036        700
    1,500   Sales Tax Financing Corp. RB,
              Series 2007A, Floater-TR,
              Series FC8 (LIQ)(NBGA)(a)                         3.90      8/01/2057      1,500
                                                                                      --------
                                                                                        20,776
                                                                                      --------
            Total Variable-Rate Demand Notes (cost: $203,161)                          203,161
                                                                                      --------
            PUT BONDS (10.2%)

            VIRGINIA (9.2%)
    2,000   Louisa IDA PCRB, Series 1984                        3.91     12/01/2008      2,000
            Peninsula Ports Auth. RB,
    3,500     Series 1987-A (LOC - Citibank, N.A.)              3.69      7/01/2016      3,500
    6,500     Series 1987-A (LOC - Citibank, N.A.)              3.69      7/01/2016      6,500
    2,470   Richmond IDA RB, Series 1987A
              (LOC - Wachovia Bank, N.A.)                       3.75      8/15/2015      2,470
    7,000   Stafford County and Staunton IDA RB,
              Series 2007B, Solar Eclipse,
              Series 2007-0073 (LIQ)(INS)(a)                    3.74      8/01/2037      7,000
                                                                                      --------
                                                                                        21,470
                                                                                      --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

PRINCIPAL                                                     COUPON          FINAL
   AMOUNT   SECURITY                                            RATE       MATURITY      VALUE
----------------------------------------------------------------------------------------------
            PUERTO RICO (1.0%)
  $ 2,500   Industrial, Medical and Environmental Pollution
              Control Facilities Financing Auth. RB,
              Series 1983A                                      3.95%     3/01/2023   $  2,500
                                                                                      --------
            Total Put Bonds (cost: $23,970)                                             23,970
                                                                                      --------

            FIXED-RATE INSTRUMENTS (2.0%)

            VIRGINIA (2.0%)
    2,425   Chesapeake Hospital Auth. RB, Series 2004A          5.00      7/01/2008      2,446
    1,000   Fairfax County GO, Series 2000A (PRE)               5.25      6/01/2018      1,030
      500   Fredericksburg EDA RB, Series 2007                  5.00      6/15/2008        503
      620   Prince William County GO, Series 2007               4.00      5/01/2008        621
                                                                                      --------
            Total Fixed-Rate Instruments (cost: $4,600)                                  4,600
                                                                                      --------

            TOTAL INVESTMENTS (COST: $231,731)                                        $231,731
                                                                                      ========

18

 N O T E S
==========----------------------------------------------------------------------
            to Portfolio of INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at September 30, 2007, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

ASSETS
   Investments in securities (amortized cost approximates market value)    $231,731
   Cash                                                                         221
   Receivables:
      Capital shares sold                                                       478
      Interest                                                                1,552
      Securities sold                                                            55
                                                                           --------
         Total assets                                                       234,037
                                                                           --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                   279
      Dividends on capital shares                                                22
   Accrued management fees                                                       61
   Accrued transfer agent's fees                                                  4
   Other accrued expenses and payables                                           32
                                                                           --------
         Total liabilities                                                      398
                                                                           --------
            Net assets applicable to capital shares outstanding            $233,639
                                                                           ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                         $233,630
   Accumulated net realized gain on investments                                   9
                                                                           --------
            Net assets applicable to capital shares outstanding            $233,639
                                                                           ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                              233,630
                                                                           ========
   Net asset value, redemption price, and offering price per share         $   1.00
                                                                           ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                        $4,332
                                                                          ------
EXPENSES
   Management fees                                                           363
   Administration and servicing fees                                         114
   Transfer agent's fees                                                      70
   Custody and accounting fees                                                24
   Postage                                                                     9
   Shareholder reporting fees                                                 13
   Trustees' fees                                                              4
   Professional fees                                                          23
   Other                                                                       6
                                                                          ------
      Total expenses                                                         626
   Expenses paid indirectly                                                   (3)
                                                                          ------
      Net expenses                                                           623
                                                                          ------
NET INVESTMENT INCOME                                                      3,709
                                                                          ------
NET REALIZED GAIN ON INVESTMENTS
   Net realized gain                                                           9
                                                                          ------
Increase in net assets resulting from operations                          $3,718
                                                                          ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA VIRGINIA MONEY MARKET FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2007 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2007

                                                        9/30/2007       3/31/2007
                                                        -------------------------
FROM OPERATIONS
   Net investment income                                 $  3,709       $   6,654
   Net realized gain on investments                             9               -
                                                         ------------------------
      Increase in net assets resulting from operations      3,718           6,654
                                                         ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                   (3,709)         (6,654)
                                                         ------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                               94,165         177,631
   Reinvested dividends                                     3,574           6,333
   Cost of shares redeemed                                (85,143)       (177,479)
                                                         ------------------------
      Increase in net assets from capital
         share transactions                                12,596           6,485
                                                         ------------------------
   Net increase in net assets                              12,605           6,485

NET ASSETS
   Beginning of period                                    221,034         214,549
                                                         ------------------------
   End of period                                         $233,639       $ 221,034
                                                         ========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                             94,165         177,631
   Shares issued for dividends reinvested                   3,574           6,333
   Shares redeemed                                        (85,143)       (177,479)
                                                         ------------------------
      Increase in shares outstanding                       12,596           6,485
                                                         ========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Virginia Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes, with a further objective of preserving capital and maintaining liquidity.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Pursuant  to Rule 2a-7 under the 1940 Act,  securities  in the
                  Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

               2. Securities for which  valuations are not readily  available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method. The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

            D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
               Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of September 30, 2007.

            E. EXPENSES PAID INDIRECTLY - Through  arrangements  with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended September 30, 2007, these custodian and other bank credits reduced the Fund's expenses by $3,000.

            F. INDEMNIFICATIONS  - Under the Trust's  organizational  documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

               exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            G. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended September 30, 2007, the Fund paid CAPCO facility fees of less than $500, which represents 0.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2007.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------
         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2008, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager  carries out the Fund's  investment policies and manages the Fund's portfolio. Management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Virginia Bond and USAA Virginia Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2007, the Fund incurred management fees, paid or payable to the Manager, of $363,000, resulting in an effective annualized management fee of 0.32% of the Fund's average net assets for the same period.

            B. ADMINISTRATION  AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended September 30, 2007,

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

               the Fund incurred administration and servicing fees, paid or payable to the Manager, of $114,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended September 30, 2007, the Fund reimbursed the Manager $2,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $70,000.

            D. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2007, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                  NET REALIZED
                                                       COST TO      LOSS TO
    SELLER                         PURCHASER          PURCHASER     SELLER
-----------------------------------------------------------------------------
USAA Tax Exempt               USAA Virginia Money
  Short-Term Fund                 Market Fund         $504,000       $(0)*

* Amount is less than $500.

(7) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB INTERPRETATION No. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME
               TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 will not result in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

            B. STATEMENT ON FINANCIAL  ACCOUNTING STANDARDS NO. 157, "FAIR VALUE
               MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            C. STATEMENT ON FINANCIAL  ACCOUNTING  STANDARDS  NO. 159, "THE FAIR
               VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
               159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option prior to the effective date.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                    SIX-MONTH
                                  PERIOD ENDED
                                SEPTEMBER 30,                      YEAR ENDED MARCH 31,
                                -----------------------------------------------------------------------------
                                    2007             2007         2006         2005         2004         2003
                                -----------------------------------------------------------------------------
Net asset value at
  beginning of period           $   1.00         $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                -----------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income              .02              .03          .02          .01          .01          .01
  Net realized gain                  .00(b)             -            -            -            -            -
                                -----------------------------------------------------------------------------
Total from investment
  operations                         .02              .03          .02          .01          .01          .01
                                -----------------------------------------------------------------------------
Less distributions:
  From net investment income        (.02)            (.03)        (.02)        (.01)        (.01)        (.01)
                                -----------------------------------------------------------------------------
Net asset value
  at end of period              $   1.00         $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                =============================================================================
Total return (%)*                   1.64             3.08         2.29          .98          .57          .92
Net assets at end
  of period (000)               $233,639         $221,034     $214,549     $175,317     $175,108     $184,190
Ratio of expenses to average
  net assets (%)**(c)                .55(a)           .56          .53          .55          .56          .56
Ratio of net investment income
  to average net assets (%)**       3.26(a)          3.04         2.28          .97          .57          .91

 * Assumes reinvestment of all net investment income distributions during the period.
** For the six-month period ended September 30, 2007, average net assets were $227,704,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Represents less than $0.01 per share.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

30

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2007, through September 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                        BEGINNING               ENDING            DURING PERIOD*
                                      ACCOUNT VALUE          ACCOUNT VALUE        APRIL 1, 2007 -
                                      APRIL 1, 2007       SEPTEMBER 30, 2007    SEPTEMBER 30, 2007
                                     -------------------------------------------------------------
Actual                                  $1,000.00             $1,016.40               $2.77
Hypothetical
   (5% return before expenses)           1,000.00              1,022.25                2.78

         *Expenses are equal to the Fund's annualized expense ratio of 0.55%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.64% for the six-month period of April 1, 2007, through September 30, 2007.

32

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         At a meeting of the Board of Trustees held on April 18, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels.

34

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes the Fund and all other no-load retail "other states" tax-exempt money market funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         includes advisory and administrative services - was below the median of its expense group and above the median of its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of the services provided by the Manager. The Board also noted the level and method of computing the management fee.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional "other states" tax-exempt money market funds regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe for the one-, three-, and five-year periods ended December 31, 2006. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one- and three-year periods ended December 31, 2006, and in the top 50% of its performance universe for the five-year period ended December 31, 2006.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review

36

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of the services received by the Fund from the Manager as well as the type of fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale were currently reflected in the advisory fee. The Board considered whether there should be changes to such breakpoint levels and the effect of such changes on the Fund's overall expenses. In this regard, the Board took into account management's discussion of the Fund's breakpoint levels. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT
                 (continued)

USAA VIRGINIA MONEY MARKET FUND
SEPTEMBER 30, 2007 (UNAUDITED)

         and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the best interests of the Fund and its shareholders.

38

 N O T E S
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

                                                                              39

 N O T E S
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40

 N O T E S
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                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

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              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

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              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

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               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

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                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

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                 MUTUAL FUND    LEARN MORE NOW
          SELF-SERVICE  24/7    At  "Products  &  Services"   click
                AT  USAA.COM    "Investments" then "Mutual Funds"

                                View account balance, transactions, fund prices; or exchange/redeem fund shares. Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8181; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
                                                                   P A I D
                                                                     USAA
                                                                -------------

   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39606-1107    W                             (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    NOVEMBER 26, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    NOVEMBER 28, 2007
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    NOVEMBER 28, 2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.